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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    March 31, 2005
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Check here if Amendment [ ]; Amendment Number:
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             This Amendment (Check only one.):    [ ]  is a restatement.
                                                  [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Frank Russell Trust Company
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Address:    909 A Street
            Tacoma, WA 98402
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Form 13F File Number:         28-01096
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The institutional investment manager filing this report
and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Greg S. Korte
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Title:      Manager, Investment Operations
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Phone:      (253) 502-2572
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/s/ Greg S. Korte                           Tacoma, WA           May 12, 2005
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[Signature]                                [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.


[X] 13F NOTICE.


[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

            Form 13F File Number               Name
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            28-01190                   Frank Russell Company